Argentina's Hyperinflationary Economy - Effects of Hyperinflation on Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Hyperinflationary Reporting [Line Items]
Intangible assets other than goodwill	$ 6,482,660	$ 5,303,004
Property, plant and equipment	(171,454,279)	130,893,493
Equity	23,636,653	(7,953,907)	$ (259,253,704)
Employee benefits expenses	49,731,269	53,800,538	54,222,470
Financial income	(9,420,340)	(5,778,242)	(5,273,672)
Financial costs	65,711,082	48,189,495	$ 50,851,829
IAS 29 [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Intangible assets other than goodwill	203	180
Property, plant and equipment	1,132,453	1,035,084
Equity	(5,805,120)	(3,743,959)
Other Services Provision	(664,454)	(1,189,452)
Other Variable Provisioning and Services	431	21,503
Employee benefits expenses	166,715	143,148
Other Fixed Operating Expenses	127,226	147,975
Financial income	(367,059)	(268,511)
Financial costs	44,707	67,707
Total Hyperinflation	$ (5,364,898)	$ (3,786,325)